Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 10,701,666	$ 8,685,552
Accounts receivable	112,831	5,756
Deposits and prepaid expenses	289,644	282,639
Total Current Assets	11,104,141	8,973,947
Property and Equipment, net	7,055,874	6,031,549
Other Assets
Deferred Financing Costs	28,750
Deposits	268,937	209,791
Total Other Assets	297,687	209,791
TOTAL ASSETS	18,457,702	15,215,287
Current Liabilities
Accounts payable and accrued liabilities	2,608,364	1,580,146
Stock award payable		110,000
Current portion of notes payable	246,894	311,165
Total Current Liabilities	2,855,258	2,001,311
Long-Term Liabilities
Long-term portion of notes payable	59,145	40,826
Derivative liabilities	10,035,625
Total Long-Term Liabilities	23,119,209
PIK notes payable, net of $18,400,297 and $2,020,750 debt discount, respectively	13,024,439	8,486,583
Total Liabilities	25,974,467	13,728,720
Commitments and Contingencies (Note 15)
Stockholders’ (Deficit) Equity
Common stock, $0.001 par value, 200,000,000 shares authorized, 95,054,552 and 94,646,013 shares issued and outstanding at December 31, 2014 and 2013, respectively	95,055	94,646
Additional paid-in capital	64,526,469	63,213,893
Accumulated deficit prior to the exploration stage	(20,009,496)	(20,009,496)
Accumulated deficit during the exploration stage	(52,128,793)	(41,812,476)
Total Stockholders’ (Deficit) Equity	(7,516,765)	1,486,567
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	18,457,702	15,215,287
Warrant Derivative Liability [Member]
Long-Term Liabilities
Derivative liabilities		950,000
PIK Note Derivative Liability [Member]
Long-Term Liabilities
Derivative liabilities	10,035,625	2,250,000
Total Long-Term Liabilities	$ 23,119,209	$ 11,727,409